SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of stock option activity
		Weighted average
	Number of options and RSUs	Exercise price	Remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2022	3,574,401	$2.46	45.90	$77,173
Granted	1,532,548	0.01	-	-
Exercised	(1,824,876)	2.19	-	35,811
Cancelled	(217,399)	2.53	-	-
Outstanding at December 31, 2022	3,064,674	$1.39	59.70	$73,284

Exercisable at December 31, 2022	618,230	$5.10	3.30	$12,488

Vested and expected to vest at December 31, 2022	3,264,763	$1.46	0.88	$138,673

Schedule of option activity by price range
	Outstanding			Exercisable
Range of exercise price	Number of options and RSUs	Weighted average remaining contractual life (years)	Weighted average exercise price	Number of options and RSUs	Weighted average remaining contractual life (years)	Weighted average exercise price

$0.01	2,323,813	77.65	$0.01	-	-	$-
2.52 – 3.38	237,699	2.39	3.19	237,699	2.39	3.19
4.23 – 5.90	258,475	3.97	5.21	244,412	3.93	5.18
6.23 – 8.34	180,932	3.18	6.73	105,834	3.32	6.80
$12.02 – 21.35	63,755	5.19	14.60	30,285	5.15	13.50

	3,064,674	59.70	$1.39	618,230	3.30	$5.10

Schedule of stock-based compensation expense
	Year ended December 31,
	2022	2021	2020

Cost of revenue	$446	$171	$102
Research and development	2,129	946	887
Selling and marketing	4,528	3,248	1,898
General and administrative	4,467	2,620	1,560

Total	$11,570	$6,985	$4,447

Performance Based Stock Options Member
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of stock option activity
	Number of	Weighted average
	Performance based options and RSUs	Exercise price	Remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2022	903,900	$2.37	46.16	$19,599
Granted	417,628	0.01	-	-
Exercised	(650,794)	2.83	-	12,493
Cancelled	(78,223)	0.01	-	-

Outstanding at December 31, 2022	592,511	$0.51	70.64	$14,690

Exercisable at December 31, 2022	56,250	$5.35	4.58	$1,122

Vested and expected to vest at December 31, 2022	658,487	$0.46	0.39	$29,926

Schedule of option activity by price range
	Outstanding			Exercisable
Range of exercise price	Number of options and RSUs	Weighted average remaining contractual life (years)	Weighted average exercise price	Number of options and RSUs	Weighted average remaining contractual life (years)	Weighted average exercise price

$0.01	536,261	77.57	$0.01	-	-	$-
$5.35	56,250	4.58	5.35	56,250	4.58	5.35

	592,511	70.64	$0.51	56,250	4.58	$5.35